Fees Summary	Dec. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,225,000
Previously Paid Amount	0.00
Total Fee Amount	646.85
Total Offset Amount	0.00
Net Fee	646.85
Narrative - Max Aggregate Offering Price	$ 4,225,000
Final Prospectus	true